Interest income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Interest income	Interest income
Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2024, 2023 and 2022 is as follows:

EUR million
	2024	2023	2022
Loans and advances, central banks	1,728	1,959	1,606
Loans and advances, credit institutions	6,620	5,361	2,186
Debt instruments	16,120	14,501	10,416
Loans and advances, customers	77,781	70,619	54,110
Other interestA	10,486	12,812	3,112
	112,735	105,252	71,430
A.Mainly include the rectification of income originating from accounting hedges as well as interest on balances in central banks and on demand credit institutions.
Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through other comprehensive income.